Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Line Items]
Number of countries where manufacturing and research facilities are located	14
North America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	35.00%
Europe, Middle East, And Africa [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	40.00%
Asia-Pacific [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	18.00%
Latin America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	7.00%